Cover Page	Aug. 09, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 09, 2021
Entity Registrant Name	CURO GROUP HOLDINGS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38315
Entity Tax Identification Number	90-0934597
Entity Address, Address Line One	3615 North Ridge Road
Entity Address, City or Town	Wichita
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	67205
City Area Code	316
Local Phone Number	772-3801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	CURO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001711291